UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/12

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Fund Evaluation Group, LLC
Address: 201 East Fifth Street Suite 1600 Cincinnati, OH  45202

Form 13F File Number:	028-11872

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:	Scott B. Harsh
Title:	Managing Principal/President/CEO
Phone: 	(513) 977-4400

Signature, Place and Date of Signing:


/s/ Scott B. Harsh 	       Cincinnati, Ohio 	November 6, 2012
------------------------       -------------------      ---------
(Signature)		       (City, State)		(Date)

Report Type (Check only one):

[x] 13F Holdings Report
[ ] 13F Notice
[ ] 13F Combination Report

List of other managers reporting for this manager: NONE


				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other included Managers:		0

Form 13F Information Table Entry Total: 	19

Form 13F Information Table Value Total: 	$165,957
				                (thousands)


List of Other Included Managers: 		NONE

Provide a numbered list of the names and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state none and omit the column headings and list entries)

NONE

							FORM 13F INFORMATION TABLE

							   VALUE  SHARES/   SH/ PUT/ INVSTMT OTHER         VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS    	       CUSIP     (x$1000) PRN AMT   PRN CALL DSCRETN MANAGERS  SOLE     SHARE    NONE
--------------- ------------------------------ --------- -------- --------- --- ---- ------- --------- -------- -------- --------
ISHARES TR	Russell Midcap Index	       464287499 72,704   656,350   SH       SOLE	       YES
POWERSHARES	Db Commodity Index	       73935S105 34,444   1,200,961 SH       SOLE	       YES
JP MORGAN	Alerian MLP Index 	       46625H365 32,990   815,684   SH	     SOLE              YES
ISHARES TR	S&P 500 Index                  464287200 3,867    26,778    SH       SOLE              YES
ISHARES TR	Russell 2000 Value Index       464287630 3,600    48,683    SH       SOLE              YES
ISHARES TR	S&P 100 Index                  464287101 3,102    46,668    SH       SOLE              YES
ISHARES TR	Russell 1000 Growth Index      464287614 3,078    46,151    SH       SOLE              YES
ISHARES TR	MSCI Emerging Markets          464287234 2,513    60,803    SH       SOLE              YES
ISHARES TR	MSCI EAFE Small Cap Index      464288273 2,292    59,222    SH       SOLE              YES
ISHARES TR	MSCI Emerging Markets Value    646286459 1,779    36,470    SH       SOLE              YES
STATE STREET	SPDR Gold Trust	               78463V107 1,745    10,150    SH       SOLE              YES
STATE STREET	StreetTRACKS Wilshire REIT     78464A607 766      10,640    SH       SOLE              YES
ISHARES TR	Russell 2000 Index	       464287655 692      8,295     SH       SOLE              YES
VANGUARD	Pacific 		       922042866 583      11,566    SH       SOLE              YES
ISHARES TR	MSCI ACWI Ex US 	       464288240 450      11,420    SH       SOLE              YES
VANGUARD	Emerging Mkts Vipers	       922042858 439      10,530    SH       SOLE              YES
STATE STREET	Spdr Ser Tr S&P Metals & Mng   78464A755 439      10,090    SH       SOLE              YES
POWERSHARES	Exch Trad Fd Tr                73935X583 252      4,090     SH       SOLE	       YES
ISHARES TR	MSCI EAFE Growth Index	       464288885 224      3,967     SH       SOLE              YES
